Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Balance Sheet Components [Line Items]
Balance Sheet Components

4.    Balance Sheet Components

Property and Equipment, Net

	December 31,
	2020	2021
	(in thousands)
Computer equipment and software	$247	$275
Lab equipment	1,462	1,468
Leasehold improvements	150	150
Furniture and fixtures	47	47
Property and equipment at cost	1,906	1,940
Less: accumulated depreciation	(882)	(1,162)
Property and equipment, net	$1,024	$778

Depreciation expense for the years ended December 31, 2020 and 2021 was $0.3 million and $0.3 million, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following amounts:

	December 31,
	2020	2021
	(in thousands)
Accrued employee related expenses	$1,137	$1,370
Accrued clinical and research and development costs	2,117	2,762
Deferred rent, current portion	143	—
Common stock warrant liability	630	3,135
Other accrued expenses	188	3,888
Total accrued expenses and other current liabilities	$4,215	$11,155

Accrued expenses and other current liabilities include an estimated amount related to certain government incentive credits received in 2019, 2020 and 2021 related to our research and development expenditures. The Company previously recognized within other income (expense), net, the incentive credits as it was reasonably assured that the conditions necessary to qualify for the incentive credits had been met in 2019 and 2020. In 2021, the government entity that issues the incentive credits provided additional interpretive guidance regarding the conditions necessary to qualify for the incentive credits. Based on this new interpretive guidance, the Company no longer believes it is reasonably assured that the conditions necessary to qualify for the incentive credits have been met and the Company may be required to repay some or all of the incentive credits received to date. This change in estimate resulted in the Company recording $3.3 million in accrued expenses and other current liabilities within the consolidated balance sheet as of December 31, 2021. The Company also recognized an expense of $1.9 million during the year ended December 31, 2021 to reverse the incentive credits recognized in 2019 and 2020, within other income (expense), net, in the consolidated statements of operations and comprehensive loss.